UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE


Report for the quarter ended:                                    March 31, 2003

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):                [  ] is a restatement
                                                 [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                Thomas H. Lee
Address:             c/o Thomas H. Lee Partners, L.P.
                     75 State Street
                     Boston, MA 02109

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Charles Holden
Title:               Vice President of Finance
Phone:               (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 7th day of May, 2003.

Thomas H. Lee
------------------------------------------
(Name of Institutional Manager)


/s/ Charles Holden
------------------------------------------
(Signature of Person Duly Authorized to Submit This Report)


Number of Other Included Managers                    0

Form 13F Information Table Entry Total               4

Form 13F Information Table Value Total               $770,520,243


     Name:       13F File No.:                   Name:        13F File No.:
     -----       -------------                   -----        -------------

1.                                          6.
   ---------   ------------------------        ---------   --------------------
2.                                          7.
   ---------   ------------------------        ---------   --------------------
3.                                          8.
   ---------   ------------------------        ---------   --------------------
4.                                          9.
   ---------   ------------------------        ---------   --------------------
5.                                          10.
   ---------   ------------------------        ---------   --------------------

        Item 1           Item 2        Item 3         Item 4          Item 5                            Item 6
        ------           ------        ------         ------          ------                            ------

                                                                     Shares of
        Name of         Title of    CUSIP Number    Fair Market      Principal
        Issuer            Class                        Value          Amount
                                                                                                 Investment Discretion
                                                                                     -----------------------------------------------
                                                                                       (a) Sole      (b) Shared as  (c) Shared Other
                                                                                                       Devined in
                                                                                                        Instr. V
Fisher Scientific
International, Inc.    Common      338032204          173,680,027       6,211,732       6,211,732

Endurance Specialty
Holdings, Ltd.         Common      G30397106          237,703,035       9,826,500       9,826,500

Cott Corporation       Common      999300445          354,898,381      20,222,130      20,222,130

The Smith and
Wollensky Restaurant
Group, Inc.            Common      831758107            4,238,800       1,059,700       1,059,700



COLUMN TOTALS                                         770,520,243


** TABLE CONTINUED... **


        Item 1                Item 7                             Item 8
        ------                ------                             ------

                             Managers                        Voting Authority
        Name of                 see            ------------------------------------------
        Issuer               Instr. V
                                                                (Shares)

                                              (a) Sole        (b) Shared         (c) No


Fisher Scientific
International, Inc.                            6,211,732

Endurance Specialty
Holdings, Ltd.                                 9,826,500

Cott Corporation                              20,222,130

The Smith and
Wollensky Restaurant
Group, Inc.                                    1,059,700



COLUMN TOTALS


** TABLE COMPLETE **